Reserves - Disclosure of Detailed Information About Reserves Within Equity (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Disclosure of reserves within equity [abstract]
Opening balance	$ 118	$ (2,013)
Transfers in	(4,484)	2,131	$ (7)
Balance at the end of the year	$ (4,366)	$ 118	$ (2,013)